Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 1,775		€ 1,790
Total assets	981,262		888,520
Total liabilities	929,091		€ 836,631
Total Income	€ 8,688	€ 8,148
TMB Public Company Limited. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Interest held	23.00%		23.00%
Fair value of listed investments	€ 673		€ 1,109
Balance sheet value	1,492		1,509
Total assets	54,563		55,804
Total liabilities	48,832		49,974
Total Income	526		1,145
Total expenses	378		891
Other investments in associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 283		€ 281